Document and Entity Information	0 Months Ended
Aug. 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 01, 2014
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Aug. 01, 2014
Document Effective Date	Aug. 01, 2014
Prospectus Date	May 01, 2014
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Investment Class
Risk/Return:
Trading Symbol	RSMCX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Service Class
Risk/Return:
Trading Symbol	RSEMX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	RMUIX
Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund | Consultant Class
Risk/Return:
Trading Symbol	RSMLX